T. Rowe Price Small Cap Growth Portfolio Shareholder Fees - T. Rowe Price Small Cap Growth Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Class B
Prospectus [Line Items]
Shareholder Fee, Other	0
Class E
Prospectus [Line Items]
Shareholder Fee, Other	0
Class G
Prospectus [Line Items]
Shareholder Fee, Other	$ 0